Tax on Profit/Loss for the Year and Deferred Tax - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Income taxes refund	€ 0.7	€ 0.7